SHORT-TERM AND LONG-TERM DEBT (Schedule of Debt Principal) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 302,769
2023	672,974
2024	350,226
2025	304,687
2026	170,247
Thereafter	102,852
Total debt principal	$ 1,903,755	$ 1,663,394